SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of branch offices | item	13
Accrued interest receivable on available-for-sale securities	$ 308	$ 385
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Interest Receivable	Interest Receivable
Accrued interest receivable	$ 2,800	$ 2,800
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Interest Receivable	Interest Receivable
Requisite service period (in years)	3 years
Stock options or other potential dilutive securities outstanding	$ 0
Impairment charges for goodwill	$ 0	$ 0
Leasehold improvements | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	5 years
Leasehold improvements | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	18 years